Patents and Licensed Technologies, net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents and licensed technologies
	December 31,
	2017	2016
Gross Amount beginning of period	$—	$3,376
Disposals	—	(177)
Translation differences	—	36
Gross Amount end of period	—	3,235

Accumulated amortization	—	(1,974)
Impairment of assets (see Note 9 below)	—	(1,261)

Total patents and licensed technology	$—	$—